Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,480,000.00
Total Fee Amount	480.59
Total Offset Amount	0.00
Net Fee	$ 480.59
Offering Table N/A
Offset Table N/A	N/A